WELLS FARGO LANDMARK
WELLS FARGO OPPORTUNITIES

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITIES

issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement Dated September 1, 2021

This supplement updates and amends certain information contained in your annuity contract prospectus and updating summary prospectus, each dated April 30, 2021. Please read it carefully and keep it with your contract prospectus and updating summary prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT THE WELLS FARGO VT INDEX ASSET ALLOCATION FUND, WELLS FARGO VT OMEGA GROWTH FUND, AND THE WELLS FARGO VT SMALL CAP GROWTH FUND.

Effective on or about October 1, 2021, Wells Fargo Funds Management, LLC and Wells Capital Management Incorporated, the investment adviser and subadviser, respectively, for each of the above-referenced Funds will change their names as follows:
Current Name	New Name
Wells Fargo Funds Management, LLC	Allspring Funds Management, LLC
Wells Capital Management Incorporated	Allspring Capital Management Incorporated

Consequently, on and after the effective date all references in your latest contract prospectus and updating summary prospectus to Wells Fargo Funds Management, LLC are deleted and hereby replaced with Allspring Funds Management LLC and all references to Well Capital Management Incorporated are deleted and hereby replaced with Allspring Capital Management Incorporated.

Additionally, effective on or about October 11, 2021, the following Wells Fargo Funds will change their names as shown:
Current Fund Name	New Fund Name
Wells Fargo VT Index Asset Allocation Fund	Allspring VT Index Asset Allocation Fund
Wells Fargo VT Omega Growth Fund	Allspring VT Omega Growth Fund
Wells Fargo VT Small Cap Growth Fund	Allspring VT Small Cap Growth Fund

Therefore, on and after the effective date all references in your latest contract prospectus and updating summary prospectus to Wells Fargo in these Fund names are deleted and hereby replaced with Allspring.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.  Additionally, they may be viewed at https://docs.venerable.com by selecting your Contract and then the applicable fund from the drop-down menus.